STOCK OPTIONS (Details 7)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Oct. 31, 2023 shares $ / shares	Sep. 30, 2024 $ / shares	Dec. 31, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares		$ 0.18	$ 0.17		$ 0.51
Stock Options Outstanding | shares	15,365,000	11,800,000	11,205,000
Remaining Contractual Life (Years)	2 years 4 months 9 days	2 years 3 months 18 days	2 years 4 months 24 days
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.86
Stock Options Outstanding | shares	725,700
Remaining Contractual Life (Years)	7 months 6 days
Restricted Stock Units [Member] | Exercise Prices 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares				$ 0.83
Stock Options Outstanding | shares	80,200
Remaining Contractual Life (Years)	0 years
Expiry period	January 01, 2025
Restricted Stock Units [Member] | Exercise Prices 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.83
Stock Options Outstanding | shares	374,000
Remaining Contractual Life (Years)	1 year
Expiry period	January 01, 2026
Restricted Stock Units [Member] | Exercise Prices 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.91
Stock Options Outstanding | shares	211,500
Remaining Contractual Life (Years)	0 years
Expiry period	January 01, 2025
Restricted Stock Units [Member] | Exercise Prices 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.91
Stock Options Outstanding | shares	60,000
Remaining Contractual Life (Years)	1 year
Expiry period	December 31, 2025